Net Loss Per Common Share (Details) - shares	Dec. 31, 2025	Dec. 31, 2024
Common stock, issued (in shares)	175,440,000	58,057,000
Earn Out Securities [Member]
Common stock, issued (in shares)	74,998,317
Sponsor Earn Out Securities [Member]
Common stock, issued (in shares)	6,250,000